GOVERNMENT ASSISTANCE	12 Months Ended
Dec. 31, 2020
Government Assistance Received [Abstract]
GOVERNMENT ASSISTANCE [Text Block]

8. GOVERNMENT ASSISTANCE

In April 2020, the Government of Canada announced the Canada Emergency Wage Subsidy ("CEWS") in order to help employers retain and/or return Canadian-based employees to payrolls in response to challenges posed by the COVID-19 pandemic. Gentor determined that it met the employer eligibility criteria and applied for the CEWS retroactively to March 15, 2020. Cash payments of $25,026 have been received in the year 2020. The Company has recorded a total gross subsidy of $25,026 under "interest and other income" in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2020 (years ended December 31, 2019 and 2018: $nil and $nil, respectively).

In July 2020, the program was redesigned and extended until December 2020. In September and November 2020, the Government of Canada announced further extensions of the program to June 2021. The Company intends to continue its participation in the CEWS program, subject to meeting the eligibility requirements. There are no unfulfilled conditions or other contingencies attaching to the current CEWS program.